Schedule of Cash of Discontinued Operations (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash at bank — continuing operations	$ 3,790,000	$ 3,505,000		$ 3,137,000
Consolidated cash per cash flow statement	3,790,000	3,505,000	$ 4,275,000	3,137,000	$ 3,378,000
Future NRG Sdn. Bhd. [Member]
Cash at bank — continuing operations	27,109	202,716	$ 135,979	268,780
Cash — discontinued operations		3,135,050		1,701,167
Consolidated cash per cash flow statement		$ 3,337,766		$ 1,969,947	$ 1,429,002